Long-Term Debt - Schedule of Long-Term Debt (Parentheticals) (Details) - June 2024 10% Note [Member]	Jun. 30, 2024 USD ($)
Schedule of Long-Term Debt [Line Items]
Long term debt percentage	10.00%
Unamortized debt discount	$ 450,059
Issuance costs	$ 450,059